SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)					9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 29, 2022	Jul. 29, 2022	Sep. 13, 2018	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Cash and marketable securities held in trust account	$ 208,932,880				$ 81,950,013	$ 203,000,706	$ 208,932,880	$ 203,000,706
Deferred offering costs	582,540				582,540		582,540
Adjustments to additional paid in capital, fair value					268,617	268,617	268,617
Underwriter discount	8,499,949				8,499,949		8,499,949
Temporary equity	208,932,880						208,932,880
Unrecognized tax benefits	0				0		0
Accrued interest and penalties	0				0	0	0	0
Federal depository insurance	250,000				250,000	250,000	250,000	250,000
Cash equivalents	0				0		0
Temporary equity	208,932,880				81,950,013		208,932,880
Seamless Group Inc [Member]
Product Information [Line Items]
Temporary equity	2,957,948				2,957,948		2,957,948
Working capital deficit	51,400,000				64,500,000	21,500,000	51,400,000	21,500,000
Net liabilities	21,800,000				31,800,000	8,100,000	21,800,000	8,100,000
Accounts receivable, credit loss							117,195
Advertising and promotion costs							618,661	543,793
Outstanding balance of convertible bond	10,000,000					21,000,000	10,000,000	21,000,000
Safeguarding assets	5,685,987				1,875,695	8,424,209	5,685,987	8,424,209
Safeguarding liabilities	$ 5,685,987				$ 1,875,695	8,424,209	$ 5,685,987	$ 8,424,209
Stock issued during period value share based compensation		$ 32,790,450
Stock issued during period shares share based compensation	285,583
Seamless Group Inc [Member] | 2018 Equity Incentive Plan [Member]
Product Information [Line Items]
Grants in period				2,591,543
Grants in period				978,397
Weighted average exercise price				$ 12.87
Grants in period			5,803,000
Seamless Group Inc [Member] | 2022 Equity Incentive Plan [Member]
Product Information [Line Items]
Grants in period			5,803,000
Seamless Group Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of concentration credit risk							71.00%	64.00%
Seamless Group Inc [Member] | Convertible Debt Securities [Member]
Product Information [Line Items]
Convertible shares							1,532,798	3,218,875
Seamless Group Inc [Member] | Convertible Bond [Member]
Product Information [Line Items]
Outstanding balance of convertible bond	$ 10,000,000					$ 21,000,000	$ 10,000,000	$ 21,000,000
Seamless Group Inc [Member] | Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Intangible assets amortized period	5 years						5 years
Seamless Group Inc [Member] | Developed Technology Rights [Member]
Product Information [Line Items]
Intangible assets amortized period	7 years						7 years
Seamless Group Inc [Member] | Trademarks and Trade Names [Member]
Product Information [Line Items]
Intangible assets amortized period	10 years						10 years